Property, plant and equipment, intangible assets and goodwill - Summary Of Movements In Property Plant And Equipment Intangible Assets And Goodwill (Detail) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Detailed Information About Property Plant And Equipment Intangible Assets And Goodwill [Line Items]
Carrying amount at December 31, 2021	€ 139,739		€ 41,544	€ 40,464	€ 32,525
Acquisition of assets (Mega-E)	88,737
Acquisition of subsidiary (MOMA)	199
Additions	15,502		8,110	14,066
Disposals	(178)	€ (733)	(2,317)	(1,773)
Depreciation and amortization	(5,723)		(5,623)	(4,309)
Depreciation and amortization of disposals	81		813	421
Impairments	(545)	0	(354)	(466)	(272)
Reversal of impairments	122	€ 0	381	0	0
Carrying amount at June 30, 2022	139,739		41,544	40,464	€ 32,525
Additions			7,043	2,787
Depreciation and amortization			(2,720)	€ (3,737)
Intangible assets other than goodwill [member]
Disclosure Of Detailed Information About Property Plant And Equipment Intangible Assets And Goodwill [Line Items]
Carrying amount at December 31, 2021	7,953		8,333
Additions	1,356
Depreciation and amortization	(1,736)
Carrying amount at June 30, 2022	7,953		8,333
Goodwill [member]
Disclosure Of Detailed Information About Property Plant And Equipment Intangible Assets And Goodwill [Line Items]
Carrying amount at December 31, 2021	15,692		0
Acquisition of subsidiary (MOMA)	15,692
Carrying amount at June 30, 2022	€ 15,692		€ 0